COVID19 PANDEMIC	12 Months Ended
Dec. 31, 2020
2014 STOCK AWARDS PLAN
NOTE 15 - COVID-19 PANDEMIC

The COVID-19 pandemic is currently impacting countries, communities, supply chains and markets as well as the global financial markets. Governments have imposed laws requiring social distancing, travel bans and quarantine, and these laws may limit access to the Company’s facilities, customers, management, support staff and professional advisors. These factors, in turn, may not only impact the Company’s operations, financial condition and demand for the Company’s goods and services, but the Company’s overall ability to react timely to mitigate the impact of this event. Also, it has affected the Company’s efforts to comply with filing obligations with the Securities and Exchange Commission. Depending on the severity and longevity of the COVID-19 pandemic, the Company’s business and stockholders may experience a significant negative impact. Currently, the COVID-19 pandemic has limited the Company’s ability to move forward with its operations and has negatively affected its ability to timely comply with our ongoing filing obligations with the Securities and Exchange Commission.